Expenses (Details) - Schedule of cost of revenue consists - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cost of revenue consists of :
Cost of materials consumed	$ 17,722	$ 147,309
Broadcaster/Subscription Fees		658,840
Lease Line charges		118,785
Cost of revenue	$ 17,722	$ 924,934